INCOME TAX MATTERS (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Matters
Disclosure of income tax benefit/(expense)

	06/30/2026	06/30/2025
Current income tax expense	(2,076)	(988)
Deferred income tax Benefit/(expense) relating to origination and reversal of temporary differences	788	(281)
Income tax expense recognized in the income/(loss) statement	(1,288)	(1,270)

Schedule of deferred taxes

	06/30/2026	12/31/2025
Deferred tax asset	11,855	10,940
Deferred tax liability	(1,286)	(1,265)

Disclosure of future profits

Entity	Total as of 06/30/2026	Total as of 12/31/2025
SEJO	20,577	20,523
LIFO AenP (Mexico)	25,256	22,774
Codere Online Colombia	5,657	5,692
Codere Online Luxembourg	249,308	249,308